Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Impairment	₩ (54,703)	₩ (43,162)	₩ (30,064)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	242,737	234,923
Impairment	49,865	37,906
Write-offs	(42,662)	(40,236)
Collection of receivables previously written-off	8,090	10,144
Ending Balance	₩ 258,030	₩ 242,737	₩ 234,923